Goodwill and Intangible Assets (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Amount, net of impairment	$ 24,764	$ 39,324
Accumulated Amortization	(3,700)	(12,412)
Spin-Off	(18,491)	(19,289)
Net Carrying Amount	2,573	$ 2,994
Remaining Weighted Average Useful Life		5 years
Impairment		$ (4,629)
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount, net of impairment	164	162
Accumulated Amortization	(113)	(91)
Spin-Off
Net Carrying Amount	$ 51	71
Remaining Weighted Average Useful Life	1 year 3 months
Impairment
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount, net of impairment	$ 1,791	3,590
Accumulated Amortization	(314)	(1,414)
Spin-Off	(1,367)	(1,458)
Net Carrying Amount	$ 110	125
Remaining Weighted Average Useful Life	3 years 6 months
Impairment		(593)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount, net of impairment	$ 6,206	9,121
Accumulated Amortization	(902)	(2,776)
Spin-Off	(4,454)	(4,636)
Net Carrying Amount	$ 850	960
Remaining Weighted Average Useful Life	1 year 9 months 10 days
Impairment		(749)
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount, net of impairment	$ 14,766	21,777
Accumulated Amortization	(1,787)	(5,385)
Spin-Off	(11,466)	(11,781)
Net Carrying Amount	$ 1,513	1,690
Remaining Weighted Average Useful Life	4 years 10 months 2 days
Impairment		(2,921)
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount, net of impairment	$ 1,837	4,270
Accumulated Amortization	(584)	(2,488)
Spin-Off	(1,204)	(1,414)
Net Carrying Amount	$ 49	148
Remaining Weighted Average Useful Life	3 months
Impairment		(220)
Webstores And Websites [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount, net of impairment		404
Accumulated Amortization		(258)
Spin-Off
Net Carrying Amount
Impairment		$ (146)